Investment Securities	12 Months Ended
Mar. 31, 2011
Investment Securities
Investment Securities

3.    INVESTMENT SECURITIES

The amortized costs, gross unrealized gains and losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2010 and 2011 were as follows:

At March 31, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,431,089	¥63,871	¥62,099		¥39,432,861
Japanese prefectural and municipal bonds	272,829	8,148	77		280,900
Foreign governments and official institutions bonds	1,340,750	8,882	4,406		1,345,226
Corporate bonds	3,394,320	88,762	8,434		3,474,648
Residential mortgage-backed securities	934,203	16,004	8,796		941,411
Commercial mortgage-backed securities	57,098	2	3,805		53,295
Asset-backed securities	329,590	773	2,545		327,818
Other debt securities	1,037	—	—		1,037
Marketable equity securities	3,082,948	1,477,616	5,884		4,554,680

Total	¥48,843,864	¥1,664,058	¥96,046		¥50,411,876

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,076,900	¥17,250	¥—		¥1,094,150
Japanese prefectural and municipal bonds	42,348	585	—		42,933
Foreign governments and official institutions bonds	607,558	8,309	300		615,567
Corporate bonds	127,369	2,280	—		129,649
Asset-backed securities	1,086,788	56,245	253	(1)	1,142,780
Other debt securities	2,838	4	—		2,842

Total	¥2,943,801	¥84,673	¥553		¥3,027,921

Note:

(1)	UNBC reclassified CLOs, which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221	¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9	200,281
Foreign governments and official institutions bonds	973,175	16,472	856	988,791
Corporate bonds	3,058,698	84,262	3,418	3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293	1,138,571
Commercial mortgage-backed securities	31,485	181	1,276	30,390
Asset-backed securities	452,280	665	555	452,390
Other debt securities	960	—	—	960
Marketable equity securities	2,755,016	1,073,797	63,726	3,765,087

Total	¥53,362,423	¥1,268,565	¥195,354	¥54,435,634

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—	¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—	22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451	897,623
Corporate bonds	138,810	1,165	46	139,929
Asset-backed securities	935,876	32,144	3,930	964,090
Other debt securities	77	4	—	81

Total	¥3,017,189	¥48,236	¥6,427	¥3,058,998

Investment securities other than securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥1,655,812 million and ¥1,667,220 million, at March 31, 2010 and 2011, respectively, because their fair values were not readily determinable. A considerable portion of these balances consist of preferred equity securities, including preferred stock issued by Morgan Stanley. The MUFG Group periodically monitors the status of each investee including the credit ratings and changes in the MUFG Group's share of net assets in the investees as compared with its shares at the time of investment, or utilizes commonly accepted valuation models for certain nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future, to determine if impairment losses exist. See Note 29 for the details of these commonly accepted valuation models. The MUFG Group performs a self-assessment of the credit ratings of issuers of nonmarketable equity securities. The credit ratings are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an issuer occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. As a result of these self-assessments, the impairment losses recognized on these nonmarketable securities were ¥42,620 million, which mainly resulted from impairment of a limited number of companies categorized in the financial institution and construction industries, ¥24,751 million, which mainly resulted from impairment of a limited number of companies categorized in the financial institution and transportation industries, and ¥2,882 million, which did not include any significant impairment losses from specific companies, in the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Those impairment losses were recognized based on those companies' particular circumstances.

The impairment of cost-method investments is not evaluated when valuation models are not applicable if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. Accordingly, the MUFG Group did not estimate the fair value of such investments which had aggregated costs of ¥532,419 million and ¥515,263 million, at March 31, 2010 and 2011, respectively, since it was not practical. Investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker and dealers presented in Other investment securities were carried at fair value of ¥35,026 million and ¥37,024 million at March 31, 2010 and 2011, respectively.

See Note 29 for the methodologies and assumptions used to estimate the fair values.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at March 31, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final maturities.

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥789,436	¥794,613	¥12,979,004
Due from one year to five years	1,306,678	1,316,578	29,631,024
Due from five years to ten years	418,571	439,161	4,799,923
Due after ten years	502,504	508,646	3,260,596

Total	¥3,017,189	¥3,058,998	¥50,670,547

For the fiscal years ended March 31, 2009, 2010 and 2011, gross realized gains on sales of investment securities available for sale were ¥224,507 million, ¥344,353 million and ¥270,384 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥75,165 million, ¥47,117 million and ¥35,966 million, respectively.

For the fiscal years ended March 31, 2009, 2010 and 2011, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥858,874 million, ¥117,485 million and ¥139,020 million, respectively, which were included in Investment securities gains (losses)—net in the consolidated statements of operations. The losses of ¥858,874 million for the fiscal year ended March 31, 2009 included losses of ¥155,489 million from debt securities available for sale mainly classified as Japanese national government bonds and corporate bonds, and ¥660,719 million from marketable equity securities. The losses of ¥117,485 million for the fiscal year ended March 31, 2010 primarily included losses of ¥29,822 million from debt securities available for sale mainly classified as corporate bonds and ¥62,912 million from marketable equity securities. The losses of ¥139,020 million for the fiscal year ended March 31, 2011 included losses of ¥20,488 million from debt securities available for sale mainly classified as corporate bonds, and ¥115,650 million from marketable equity securities.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2010 and 2011 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥21,109,870	¥25,459	¥1,806,501	¥36,640	¥22,916,371	¥62,099	114
Japanese prefectural and municipal bonds	10,009	77	—	—	10,009	77	3
Foreign governments and official institutions bonds	822,500	4,404	138	2	822,638	4,406	122
Corporate bonds	431,826	4,709	292,544	3,725	724,370	8,434	5,314
Residential mortgage-backed securities	269,805	2,269	76,545	6,527	346,350	8,796	123
Commercial mortgage-backed securities	2,946	250	47,396	3,555	50,342	3,805	28
Asset-backed securities	12,546	1,672	20,705	873	33,251	2,545	26
Marketable equity securities	96,997	5,711	1,554	173	98,551	5,884	119

Total	¥22,756,499	¥44,551	¥2,245,383	¥51,495	¥25,001,882	¥96,046	5,849

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥85,069	¥300	¥—	¥—	¥85,069	¥300	9
Asset-backed securities	9,571	20	138,402	233	147,973	253	226

Total	¥94,640	¥320	¥138,402	¥233	¥233,042	¥553	235

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	610,711	63,580	542	146	611,253	63,726	123

Total	¥25,741,125	¥172,124	¥1,238,149	¥23,230	¥26,979,274	¥195,354	3,780

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

The following describes the nature of the MUFG Group's investments and the conclusions reached on the temporary or other than temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of March 31, 2011, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, and foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying consolidated statements of operations.

Residential and commercial mortgage-backed securities

As of March 31, 2011, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises ("GSE") of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from a GSE are primarily rated investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying consolidated statements of operations.

Asset-backed securities

As of March 31, 2011, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize diversified pools of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to obtain. Unrealized losses arise from widening credit spreads, credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market's opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment ("OTTI"), which is performed when the fair value of a security is lower than its amortized cost. Any security with a change in credit rating is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality issues on such securities at March 31, 2011. As a result, although the fair value of the CLOs portfolio declined during the years ended March 31, 2010 and 2011, no impairment was recorded in the accompanying consolidated statements of operations.

Corporate bonds

As of March 31, 2011, the unrealized losses associated with the corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the bonds as estimated using the MUFG Group's cash flow projections using its base assumptions. The key assumptions include probability of default based on credit rating of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at beginning of each fiscal year represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or mature. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591

Additions:
Initial credit impairments	24,587	14,087
Subsequent credit impairments	5,235	6,401

Reductions:
Securities sold or matured	(33,787)	(21,621)

Balance at end of fiscal year	¥36,591	¥35,458

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2010 and 2011 was ¥29,228 million and ¥23,708 million, respectively. Of which, the credit loss component recognized in earnings was ¥36,591 million and ¥35,458 million, and the remaining related to all other factors recognized in accumulated other changes in equity from nonowner sources before taxes was ¥7,363 million and ¥11,750 million at March 31, 2010 and 2011, respectively.

Marketable equity securities

The MUFG Group has determined that unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group's review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group's investment portfolio is exposed to volatile equity prices affected by many factors including investors' perspectives as to future economic factors and the issuers' performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other than temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2011, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationship with its customers.